Segmented Information (Details) - USD ($)	Feb. 28, 2022	Nov. 30, 2021	Feb. 28, 2021
Assets	$ 1,889,571	$ 2,096,425
Total property and equipment	942,631	$ 994,109
Canada
Revenue	16,978		$ 0
Assets	1,889,571		2,096,425
Total property and equipment	942,631		994,109
United States
Revenue	$ 66,433		$ 0